Commitments and Contingencies (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 23, 2026	Apr. 21, 2026	Feb. 10, 2025	Nov. 03, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies (Details) [Line Items]
Option to extend term							five
Initial term					5 years		5 years
Annual base rent				$ 93,852			$ 93,852
Maintenance charges				15,444			15,444
Real estate taxes estimated				6,890			6,890
Sales tax				$ 7,552			$ 7,552
Percentage of maintenance charges				3.00%			3.00%
Variable lease payments					$ 2,399	$ 2,711	$ 4,799	$ 5,408	$ 9,897	$ 12,000
Rent expense					$ 35,172	$ 33,026	$ 67,886	$ 66,037
Remaining lease term					9 months 18 days		9 months 18 days		1 year 3 months 18 days
Discount rate					2.79%		2.79%		2.79%
Percentage of billed at cost							15.00%
Incurred costs					$ 190,382		$ 190,382
Pass-through costs							65,382
Professional service fees							125,000
Remained to be incurred					$ 783,717		$ 783,717
Cash transaction fee equal			7.00%				7.00%
Common stock equal			1.75%				1.75%
Cash transaction fee		$ 525,000
Reimbursed related expenses		$ 150,000
Shares issued (in Shares)					2,173,986		2,173,986		704,435	699,237
Rent expense									$ 133,459	$ 135,657
Clinical Services Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Fixed contractual fees							$ 197,125
Incurred costs					$ 58,610		58,610
Amount of contractual activities							32,437
Pass-through costs							26,173
Clinical Research Organization Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Incurred costs					$ 974,099		974,099
Pass-through costs							466,807
Professional service fees							$ 507,292
Nasdaq Capital Market [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)	27,273
Advisory shares valued	$ 2,359,080
Minimum [Member] | Clinical Services Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of fixed contractual fees							40.00%
Maximum [Member] | Clinical Services Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of fixed contractual fees							45.00%